Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

NOTE 20: LEASES

Company as a lessee

The Company has lease contracts for land and offices used in its operations. Leases of land generally have an average lease term of 42.3 years with extension option attached, while office lease agreements generally have lease terms between 0.5 and 4.8 years.

The Company also has certain leases of offices with lease terms of 12 months or less and other low value office equipment. The Company applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

As a result of the Vimalcor acquisition, completed in May 2023, the Company currently has the right of use to a plot of land in the Port of Montevideo, and recorded a right-of-use asset at an amount equal to the lease liability amounting to $1,502. The concession expires in January 2029.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Land	Office buildings	Liquid Barges	Total right of use assets
Balance as at January 1, 2021	$6,780	$495	$—	$7,275
Lease reassessment	369	—	—	369
Additions	—	1,105	—	1,105
Depreciation expense	(157)	(589)	—	(746)
Balance as at December 31, 2021	$6,992	$1,011	$—	$8,003
Lease reassessment	539	—	—	539
Additions	—	335	2,683	3,018
Depreciation expense	(170)	(542)	—	(712)
Balance as at December 31, 2022	$7,361	$804	$2,683	$10,848
Lease reassessment	527	—	—	527
Additions	1,502	2,271	8,007	11,780
Depreciation expense	(433)	(684)	(1,551)	(2,668)
Balance as at December 31, 2023	$8,957	$2,391	$9,139	$20,487

An analysis of the lease liabilities is as follows:

	2023	2022	2021
At January 1,	$11,761	$8,751	$7,856
Lease reassessment	527	539	369
Additions	14,811	3,018	1,105
Accretion of interest	1,384	717	678
Payments	(3,814)	(1,264)	(1,257)
At December 31,	$24,669	$11,761	$8,751
Current	$4,046	$1,677	$1,095
Non-current	$20,623	$10,084	$7,656

The maturity table of the undiscounted cash flows of the lease liabilities is presented below:

	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$4,669	$16,677	$24,891	$46,237

The table below presents the Company’s fixed and variable lease payments for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Fixed lease payments	$3,814	$1,264	$1,257
Variable lease payments	1,725	1,308	845
Total	$5,539	$2,572	$2,102

The table below presents the components of the Company’s lease expense for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Depreciation expense of right-of-use assets	$2,668	$712	$746
Finance expense on lease liabilities	1,384	717	678
Expense relating to short-term leases	3,755	4,058	5,887
Total	$7,807	$5,487	$7,311

The Company had total cash outflows for leases of $7,569 in 2023 ($5,322 in 2022 and $7,144 in 2021). The Company also had additions to right-of-use assets of $11,780 in 2023 ($3,018 in 2022 and $1,105 in 2021) and additions to lease liabilities of $14,811 in 2023 ($3,018 in 2022 and $1,105 in 2021).

The Company has certain lease contracts that include extension options. Management exercises judgment in determining whether these extension options are reasonably certain to be exercised, see Note 2(aa).

Eight Liquid Barges

On April 28, 2022, the Company entered into a five year leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023. The lease contract is payable by 60 consecutive monthly payments of $26 each, commencing with the delivery date of the applicable barge. At expiration, the Company will have the ability to exercise the purchase option of these barges or extend the term of the leasing contract.

In December 2022, two of the eight liquid barges were delivered. The Company recorded a right-of-use asset at an amount equal to the lease liability amounting to $2,683. The lease with respect to each barge delivered is repayable in 60 consecutive monthly payments of approximately $26 each. The agreement for the two leases matures in the fourth quarter of 2027.

During the first quarter of 2023, three additional liquid barges were delivered. The Company recorded a right-of-use asset at an amount equal to the lease liability amounting to $4,010. The lease with respect to each barge delivered is repayable in 60 consecutive monthly payments of approximately $26 each. One of the agreements matures in the fourth quarter of 2027 and two in the first quarter of 2028.

During the second quarter of 2023, the remaining three liquid barges under the lease contract were delivered. The Company recorded a right-of-use asset at an amount equal to the lease liability amounting to $3,997. The lease with respect to each barge delivered is repayable in 60 consecutive monthly payments of approximately $26 each and mature in the second quarter of 2028.

As of December 31, 2023, the outstanding lease liability of the Eight Liquid Barges was $9,146 and have an average lease term of 4.2 years.

Twelve Jumbo Barges

In September 2023, the Company entered into a five-year leasing contract for the construction of the Twelve Jumbo Barges. The obligation under the lease contract is payable in 60 consecutive monthly payments of $11 for each barge, commencing on the delivery date of the applicable barge. Upon the expiration of the contract, the Company will have the ability to exercise the purchase option for any of the twelve barges at a cost of $350 per barge. Upon delivery of each barge under the leasing contract, the Company will recognize a lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the barge at the end of the lease period. For further information see Note 10 “Tangible fixed assets and assets under construction”.

In November 2023, the first barge under the leasing contract was delivered. The Company recorded a lease liability amounting to $758. The lease with respect to the barge delivered is repayable in 60 consecutive monthly payments of approximately $11 and mature in the fourth quarter of 2028.

In December 2023, another three barges under the leasing contract were delivered. The Company recorded a lease liability amounting to $2,273. The lease with respect to each barge delivered is repayable in 60 consecutive monthly payments of approximately $11 each and mature in the fourth quarter of 2028.

As of December 31, 2023, the outstanding lease liability of the Twelve Jumbo Barges was $3,017.

During the first quarter of 2024, the remaining eight barges under the Twelve Jumbo Barges contract were delivered.

Company as a lessor

The Company through its subsidiaries entered into time charter agreements with aggregate hire receivables (contracted revenues), comprising lease revenue and service revenue. There are no significant variable lease payments in relation to these agreements. At the end of the reporting period, undiscounted lease receipts and the transaction price allocated to the remaining service performance obligations, from the inception date, over the lease term, were as follows:

Amount
2024	$106,049
2025	51,547
2026	12,522
2027	2,797
Total	$172,915

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109 in cash. The sale price was to be received in installments in the form of lease payments through 2023. The barges could be transferred at the lessee’s option, at no cost, at the end of the lease period. In October 2021 and November 2021, the Company received the final installments of San Lorenzo and Formosa.